As filed with the Securities and Exchange Commission on November 2, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2020 – August 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
August 31, 2021
MAI Managed Volatility Fund
Managed By MAI Capital Management, LLC

TABLE OF CONTENTS
IMPORTANT INFORMATION
The views expressed in this report are those of the MAI Managed Volatility Fund (the “Fund”) managers as of August 31, 2021, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund may invest in securities issued by smaller and medium-sized companies, which typically involves greater risk than investing in larger, more established companies. Selling call options risk occurs if the Fund is required to sell an underlying security and forego gains if the market price exceeds the exercise price before the expiration date. Selling put options risk occurs if the Fund is required to buy an underlying security and forego gains if the market price is below the exercise price before the expiration date. Option risks include, but are not limited to, the possibility of an imperfect correlation between the movement in the options’ prices and that of the securities/indices hedged (or used for cover), which may render a given hedge unable to achieve its objective;
possible loss of the premium paid for options; and potential inability to benefit from the appreciation of an underlying security above the exercise price. ADRs (“American Depositary Receipt”) may be subject to international trade, currency, political, regulatory and diplomatic risks. The Fund is also subject to other risks, such as fixed-income securities risk, which are detailed in the Fund’s prospectus. Diversification does not assure a profit or protect against a loss in a declining market.
A put is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a set price within a specified time. A cash-secured put is a put for which the writer deposits an amount of cash equal to the option’s exercise price. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time. A covered call is an options strategy whereby an investor holds a (long) position in an asset and writes (sells) call options on that same asset in an effort to, potentially, generate increased income from the asset. A call option is out-of-the-money if the stock price is below its strike price and a put option is out-of-the-money if the stock price is above its strike price. The spread to strike price is the difference between the current price of the security and the strike price. Strike price is the price at which a specific options contract can be exercised. Beta is a measure of a fund’s sensitivity to market movements. A portfolio with a beta greater than 1 is more volatile than the market, and a portfolio with a beta less than 1 is less volatile than the market. Premium realized through the sale of options is not distributable as quarterly income. Sharpe ratio measures risk-adjusted performance. The greater a portfolio’s sharpe ratio, the better its risk-adjusted performance has been. Standard deviation is a statistical measure of the volatility of the fund’s returns. In general, the higher the standard deviation, the greater the volatility of the return. The CBOE
S&P 500 BuyWrite Index (BXM) tracks the performance of a hypothetical at-the-money buy-write strategy on the S&P 500.
Data is available on the index going back to June 30, 1986. One cannot invest directly in an index.
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 3
Schedule of Investments 4
Schedule of Call and Put Options Written 7
Notes to Schedules of Investments and Call and Put Options Written 8
Statement of Assets and Liabilities 10
Statement of Operations 11
Statements of Changes in Net Assets 12
Financial Highlights 13
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 22
Additional Information (Unaudited) 23

MAI Managed Volatility Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
August 31, 2021
Dear Shareholder,
The MAI Managed Volatility Fund (the "Fund") seeks to achieve income and long-term capital appreciation; however we differ from a traditional long equity fund in our lower equity exposure and use of an option overlay strategy in which we sell covered calls and cash secured puts. Premiums received from writing options provide a potential source of return to the Fund that is not dependent on economic growth.
For the fiscal year ending August 31, 2021, the Fund's Institutional Class returned 15.12%. Over the same period, the S&P 500® Index (the "S&P 500") gained 31.17%. During the fiscal year, the CBOE
Volatility Index (“VIX”), a measure of market risk, declined by almost 38% as it started the fiscal year at 26.41 hit a low of 15.07 on July 2, spiked to a high of 40.28 on October 28, and closed the fiscal year at 16.48. The Fund’s limited equity allocation, combined with strong positive performance of stocks amid decreasing volatility, were the primary drivers of the gap between the Fund’s performance and that of the market.
Volatility was significantly higher during the first quarter of the fiscal year as investors were faced with significant economic uncertainty due to the COVID-19 pandemic. Furthermore, the Presidential and
Congressional elections caused additional investor angst. Volatility moderated with the successful introduction of the vaccine and once the election outcome was decided. After dealing with a 9.5%
pullback in September and a 7.5% in October, remarkably the market did not even experience a 5%
pullback for the remainder of the fiscal year. While the averages remained buoyant, we did see swings in the relative performance of large-cap versus small cap and growth versus value investing. The bond market also saw dramatic changes as U.S. 10-year Treasuries began the fiscal year at 0.70%
crossed 1.00% in early January, topped out at 1.74% at the end of March and finished the fiscal year at 1.31%. But through it all, the equity market indices hardly wavered.
At this stage of the economic cycle and after the returns we have captured over the past 18 months, we have taken a conservative stance. We have modestly lowered the amount of options we have written, pro-actively closed out positions when the remaining return on our collateral is low, and have maintained a shorter than average duration.
We are proud to share with you that we have achieved a 5-star rating from Morningstar for our trailing ten-year performance. When we started the mutual fund in the fall of 2010 we set out to deliver attractive risk-adjusted returns to our investors by utilizing what we felt was an underappreciated mechanism – the options market. Achieving this honor feels like validation of our original goal and we look forward to dutifully working on the same goal over the next ten years.
We thank you for your support.
Sincerely,
Seth E. Shalov Kurt D. Nye Richard J. Buoncore

MAI Managed Volatility Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
August 31, 2021
Morningstar assigns the Fund to its Options Trading category. The Institutional Shares (MAIPX) earned
4 stars for the Morningstar Overall Rating among 85 funds in the U.S.-domiciled Options Trading category, 3 stars for 3-year rating among 85 funds, 3 stars for 5-year rating among 55 funds, and 5 stars for 10-year rating among 11 funds. Ratings are based on risk adjusted returns.
The Morningstar Rating™ for funds, or “star rating”, is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts) with at least a three-year history. Exchange-traded funds and open-
ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product’s monthly excess performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and
50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
©2021 Morningstar, Inc. All Rights Reserved. The information herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

MAI Managed Volatility Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
August 31, 2021
The following chart reflects the change in the value of a hypothetical $50,000 investment in the Institutional Class, including reinvested dividends and distributions, in the MAI Managed Volatility Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index (“S&P 500”), since inception. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $50,000 Investment
MAI Managed Volatility Fund - Institutional Class vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional Class and Investor Class are 1.17% and 6.84%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, acquired fund fees and expenses, dividends on short sales, brokerage costs, and extraordinary expenses) to 0.99% and 1.24%, for the Institutional Class and
Investor Class, respectively, through January 1, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The net operating expenses after fee waiver and/or expense reimbursements are 1.05% and 1.30% for the Institutional Class and Investor Class, respectively. The adviser may recoup from the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense
Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (877) 414-7884.
Average Annual Total Returns
Periods Ended August 31, 2021 One Year Five Year Ten Year
Since
Inception*
MAI Managed Volatility Fund - Institutional Class 15.12% 7.12% 6.58% 6.33%
MAI Managed Volatility Fund - Investor Class 14.79% 6.84% 6.33% 6.01%
S&P 500® Index (since September 23, 2010) 31.17% 18.02% 16.34% 15.89%
* Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively.

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2021

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 56.6%
Communication Services - 7.2%
1,433 Alphabet, Inc., Class A
(a)
$ 4,147,030
34,293 AT&T, Inc. 940,314
32,172 Comcast Corp., Class A 1,952,197
7,289 Facebook, Inc., Class A
(a)(b)
2,765,301
10,041 The Walt Disney Co.
(a)
1,820,433
17,941 Verizon Communications, Inc. 986,755
12,612,030
Consumer Discretionary - 5.4%
1,118 Amazon.com, Inc.
(a)
3,880,343
2,814 McDonald's Corp. 668,212
10,544 NIKE, Inc., Class B 1,737,019
10,011 The Home Depot, Inc.
(c)
3,265,388
9,550,962
Consumer Staples - 3.7%
11,233 Altria Group, Inc. 564,234
5,660 Anheuser-Busch InBev SA/NV, ADR 346,675
1,270 Costco Wholesale Corp. 578,472
5,376 Diageo PLC, ADR 1,032,783
15,152 Mondelez International, Inc., Class A 940,485
9,224 PepsiCo., Inc. 1,442,541
4,882 The Procter & Gamble Co. 695,148
5,755 Walmart, Inc. 852,316
6,452,654
Energy - 1.5%
4,159 Chevron Corp. 402,466
4,761 EOG Resources, Inc. 321,463
7,329 Exxon Mobil Corp. 399,577
48,133 Kinder Morgan, Inc. 783,124
5,807 Marathon Petroleum Corp. 344,181
3,323 Occidental Petroleum Corp. 85,368
8,894 Schlumberger NV 249,388
2,585,567
Financials - 6.3%
52,675 Bank of America Corp. 2,199,181
4,184 Berkshire Hathaway, Inc., Class B
(a)
1,195,662
7,060 Chubb, Ltd. 1,298,475
11,965 Citigroup, Inc. 860,403
12,857 JPMorgan Chase & Co. 2,056,477
14,790 MetLife, Inc. 916,980
12,732 The Charles Schwab Corp. 927,526
13,795 U.S. Bancorp 791,695
19,495 Wells Fargo & Co. 890,922
11,137,321
Health Care - 7.8%
15,837 Abbott Laboratories 2,001,322
9,442 AbbVie, Inc. 1,140,405
7,031 Amgen, Inc. 1,585,701
11,136 Bristol-Myers Squibb Co. 744,553
9,531 CVS Health Corp. 823,383
9,690 Johnson & Johnson 1,677,630
10,745 Medtronic PLC 1,434,242
6,765 Merck & Co., Inc. 516,102
676 Organon & Co. 22,910
20,839 Pfizer, Inc. 960,053
6,703 UnitedHealth Group, Inc.
(c)
2,790,258
2,585 Viatris, Inc. 37,818
13,734,377

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2021

See Notes to Financial Statements.
Shares Security Description Value
Industrials - 4.1%
5,392 Carrier Global Corp. $ 310,579
9,007 Honeywell International, Inc. 2,088,813
2,696 Otis Worldwide Corp. 248,625
14,637 Raytheon Technologies Corp. 1,240,632
3,529 The Boeing Co.
(a)
774,616
4,919 Union Pacific Corp. 1,066,636
7,679 United Parcel Service, Inc., Class B 1,502,243
7,232,144
Information Technology - 17.3%
6,178 Advanced Micro Devices, Inc.
(a)
684,028
40,860 Apple, Inc.
(c)
6,203,774
2,387 Broadcom, Inc. 1,186,840
27,517 Cisco Systems, Inc./Delaware 1,624,053
961 Fortinet, Inc.
(a)
302,850
15,389 Intel Corp. 831,929
2,669 Intuit, Inc. 1,510,948
19,736 Microsoft Corp.
(c)
5,957,904
6,724 NVIDIA Corp.
(b)
1,505,167
24,562 Oracle Corp. 2,189,211
12,656 QUALCOMM, Inc. 1,856,509
2,444 ServiceNow, Inc.
(a)
1,573,056
14,260 Visa, Inc., Class A
(c)
3,266,966
11,649 Xilinx, Inc.
(b)(d)
1,812,468
30,505,703
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 624,724
Real Estate - 1.2%
4,439 American Tower Corp. REIT 1,296,943
25,155 Weyerhaeuser Co. REIT 905,580
2,202,523
Utilities - 1.8%
37,380 NextEra Energy, Inc.
(c)
3,139,546
Total Common Stock (Cost $54,160,456) 99,777,551
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 4.3%
U.S. Treasury Securities - 4.3%
$ 7,500,000 U.S. Treasury Note
(c)
(Cost $7,478,906) 1.50% 11/30/21 7,526,883
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(a)
(Cost $0) $ 22.00 08/03/27 4,200
Shares Security Description Value
Money Market Fund - 39.6%
69,726,920 First American Government Obligations Fund, Class X, 0.03%
(e)
(Cost $69,726,920) 69,726,920

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2021

See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional
Contract Value Value
Purchased Options - 0.1%
Put Options Purchased - 0.1%
16 CBOE S&P 500 INDEX S&P 500 $ 4200.00 12/21 $ 7,236,288 $ 140,160
5 CBOE S&P 500 INDEX S&P 500 4000.00 12/21 2,261,340 30,550
Total Put Options Purchased (Premiums Paid $303,084) 170,710
Total Purchased Options (Premiums Paid $303,084) 170,710
Investments, at value - 100.6% (Cost $131,669,366) $ 177,206,264
Total Written Options - (2.0)% (Premiums Received $(3,007,692)) (3,505,733)
Other Assets & Liabilities, Net - 1.4% 2,409,568
Net Assets - 100.0% $ 176,110,099

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
August 31, 2021

See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (2.0)%
Call Options Written - (1.9)%
(28) CBOE S&P 500 INDEX S&P 500 $ 4,400.00 09/21 $ (12,663,504) $ (376,180)
(11) CBOE S&P 500 INDEX S&P 500 4,380.00 09/21 (4,974,948) (168,740)
(51) CBOE S&P 500 INDEX S&P 500 4,430.00 09/21 (23,065,668) (587,010)
(45) CBOE S&P 500 INDEX S&P 500 4,400.00 09/21 (20,352,060) (705,690)
(31) CBOE S&P 500 INDEX S&P 500 4,450.00 10/21 (14,020,308) (411,370)
(45) CBOE S&P 500 INDEX S&P 500 4,400.00 10/21 (20,352,060) (778,500)
(25) Facebook, Inc. 380.00 09/21 (948,450) (15,400)
(48) NVIDIA Corp. 220.00 11/21 (1,074,480) (84,768)
(80) Xilinx, Inc. 135.00 09/21 (1,244,720) (170,200)
Total Call Options Written (Premiums Received $(2,390,520)) (3,297,858)
Put Options Written - (0.1)%
(30) CBOE S&P 500 INDEX S&P 500 4,075.00 09/21 (12,225,000) (4,575)
(40) CBOE S&P 500 INDEX S&P 500 4,200.00 09/21 (16,800,000) (26,360)
(50) CBOE S&P 500 INDEX S&P 500 4,200.00 09/21 (21,000,000) (78,000)
(10) CBOE S&P 500 INDEX S&P 500 3,800.00 01/21 (3,800,000) (43,150)
(6) CBOE S&P 500 INDEX S&P 500 3,700.00 01/21 (2,220,000) (21,840)
(5) CBOE S&P 500 INDEX S&P 500 3,300.00 01/21 (1,650,000) (9,425)
(100) NETLease Corporate Real Estate ETF 28.00 01/22 (280,000) (2,100)
(100) Realty Income Corp. 62.50 09/21 (625,000) (750)
(75) Xilinx, Inc. 150.00 09/21 (1,125,000) (21,675)
Total Put Options Written (Premiums Received $(617,172)) (207,875)
Total Written Options - (2.0)% (Premiums Received
$(3,007,692)) $ (3,505,733)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
August 31, 2021

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of August 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ADR American Depositary Receipt
ETF Exchange-Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Subject to call option written by the Fund.
(c) All or a portion of this security is held as collateral for written options.
(d) Subject to put option written by the Fund.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of August 31, 2021.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 12,612,030 $ – $ – $ 12,612,030
Consumer Discretionary 9,550,962 – – 9,550,962
Consumer Staples 6,452,654 – – 6,452,654
Energy 2,585,567 – – 2,585,567
Financials 11,137,321 – – 11,137,321
Health Care 13,734,377 – – 13,734,377
Industrials 7,232,144 – – 7,232,144
Information Technology 30,505,703 – – 30,505,703
Materials 624,724 – – 624,724
Real Estate 2,202,523 – – 2,202,523
Utilities 3,139,546 – – 3,139,546
U.S. Government & Agency Obligations – 7,526,883 – 7,526,883
Warrants 4,200 – – 4,200
Money Market Fund – 69,726,920 – 69,726,920
Purchased Options – 170,710 – 170,710
Investments at Value $ 99,781,751 $ 77,424,513 $ – $ 177,206,264
Total Assets $ 99,781,751 $ 77,424,513 $ – $ 177,206,264
Liabilities
Other Financial Instruments*
Written Options (834,318) (2,671,415) – (3,505,733)
Total Liabilities $ (834,318) $ (2,671,415) $ – $ (3,505,733)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at year end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
August 31, 2021

See Notes to Financial Statements.
**Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Common Stock 56.6%
U.S. Government & Agency Obligations 4.3%
Warrants 0.0%
Money Market Fund** 39.6%
Purchased Options 0.1%
Written Options (2.0)%
Other Assets & Liabilities, Net 1.4%
100.0%
PORTFOLIO HOLDINGS (Unaudited)
% of Common Stock
Communication Services 12.6%
Consumer Discretionary 9.6%
Consumer Staples 6.5%
Energy 2.6%
Financials 11.2%
Health Care 13.8%
Industrials 7.2%
Information Technology 30.6%
Materials 0.6%
Real Estate 2.2%
Utilities 3.1%
100.0%

MAI Managed Volatility Fund
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2021

See Notes to Financial Statements.
* $1,802,474 was held at Interactive Brokers LLC.
ASSETS
Investments, at value (Cost $131,669,366) $ 177,206,264
Cash 4,621
Deposits with broker* 1,802,474
Receivables:
Fund shares sold 583,614
Dividends and interest 177,902
Prepaid expenses 24,650
Total Assets
179,799,525
LIABILITIES
Call options written, at value (Premiums received $2,390,520) 3,297,858
Put options written, at value (Premiums received $617,172) 207,875
Payables:
Fund shares redeemed 6,144
Accrued Liabilities:
Investment adviser fees 104,710
Fund services fees 22,063
Other expenses 50,776
Total Liabilities
3,689,426
NET ASSETS
$ 176,110,099
COMPONENTS OF NET ASSETS
Paid-in capital $ 140,160,091
Distributable earnings 35,950,008
NET ASSETS
$ 176,110,099
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 12,709,821
Investor Shares 29,721
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $175,685,562) $ 13.82
Investor Shares (based on net assets of $424,537) $ 14.28

MAI Managed Volatility Fund
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2021

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $443) $ 1,566,448
Interest income 159,346
Total Investment Income
1,725,794
EXPENSES
Investment adviser fees 1,224,276
Fund services fees 240,066
Transfer agent fees:
Institutional Shares 9,749
Investor Shares 2,677
Non 12b-1 shareholder servicing fees:
Institutional Shares 140,450
Investor Shares 437
Distribution fees:
Investor Shares 833
Custodian fees 19,104
Registration fees:
Institutional Shares 17,709
Investor Shares 17,785
Professional fees 44,629
Trustees' fees and expenses 6,374
Interest expense 70,828
Other expenses 64,090
Total Expenses 1,859,007
Fees waived
(171,305)
Net Expenses
1,687,702
NET INVESTMENT INCOME
38,092
NET REALIZED AND UNREALIZED GAIN
Net realized gain on:
Investments
273,781
Written options
272,836
Net realized gain
546,617
Net change in unrealized appreciation (depreciation) on:
Investments
21,362,048
Written options
953,414
Net change in unrealized appreciation (depreciation)
22,315,462
NET REALIZED AND UNREALIZED GAIN
22,862,079
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 22,900,171

MAI Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended August 31,
2021 2020
OPERATIONS
Net investment income $ 38,092 $ 1,119,032
Net realized gain (loss) 546,617 (7,158,569)
Net change in unrealized appreciation (depreciation) 22,315,462 8,470,879
Increase in Net Assets Resulting from Operations
22,900,171 2,431,342
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (68,916) (2,193,901)
Investor Shares – (2,480)
Total Distributions Paid
(68,916) (2,196,381)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 25,962,476 41,903,360
Investor Shares 213,299 16,383
Reinvestment of distributions:
Institutional Shares 68,529 2,161,228
Investor Shares – 2,480
Redemption of shares:
Institutional Shares
(29,296,847) (32,831,280)
Investor Shares
(147,934) (167,556)
Increase (Decrease) in Net Assets from Capital Share Transactions
(3,200,477) 11,084,615
Increase in Net Assets
19,630,778 11,319,576
NET ASSETS
Beginning of Year
156,479,321 145,159,745
End of Year
$ 176,110,099 $ 156,479,321
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 1,966,231 3,542,807
Investor Shares 15,393 1,523
Reinvestment of distributions:
Institutional Shares 5,507 183,359
Investor Shares – 197
Redemption of shares:
Institutional Shares
(2,263,196) (2,889,476)
Investor Shares
(10,969) (13,543)
Increase (Decrease) in Shares
(287,034) 824,867

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended August 31,
2021 2020 2019 2018 2017
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Year
$ 12.01 $ 11.90 $ 11.87 $ 11.15 $ 10.57
INVESTMENT OPERATIONS
Net investment income (a) 0.00
(b)
0.09 0.16 0.10 0.06
Net realized and unrealized gain
1.82 0.19 0.21 0.89 0.59
Total from Investment Operations
1.82 0.28 0.37 0.99 0.65
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.01) (0.11) (0.14) (0.08) (0.04)
Net realized gain
– (0.06) (0.20) (0.19) (0.03)
Total Distributions to Shareholders
(0.01) (0.17) (0.34) (0.27) (0.07)
NET ASSET VALUE, End of Year
$ 13.82 $ 12.01 $ 11.90 $ 11.87 $ 11.15
TOTAL RETURN
15.12% 2.42% 3.33% 9.02% 6.20%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 175,686 $ 156,165 $ 144,705 $ 127,214 $ 117,287
Ratios to Average Net Assets:
Net investment income 0.02% 0.73% 1.38% 0.85% 0.59%
Net expenses 1.03% 1.00% 0.99% 0.99% 0.99%
Interest expense 0.04% 0.01% –% –% –%
Net expense without interest expense 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (c) 1.12% 1.12% 1.10% 1.13% 1.14%
PORTFOLIO TURNOVER RATE 0% 22% 1% 21% 60%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended August 31,
2021 2020 2019 2018 2017
INVESTOR CLASS
NET ASSET VALUE, Beginning of Year
$ 12.44 $ 12.24 $ 12.11 $ 11.31 $ 10.71
INVESTMENT OPERATIONS
Net investment income (loss) (a) (0.03) 0.06 0.13 0.07 0.04
Net realized and unrealized gain
1.87 0.21 0.22 0.92 0.59
Total from Investment Operations
1.84 0.27 0.35 0.99 0.63
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.01) (0.02) – –
Net realized gain
– (0.06) (0.20) (0.19) (0.03)
Total Distributions to Shareholders
– (0.07) (0.22) (0.19) (0.03)
NET ASSET VALUE, End of Year
$ 14.28 $ 12.44 $ 12.24 $ 12.11 $ 11.31
TOTAL RETURN
14.79% 2.22% 2.98% 8.81% 5.89%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 425 $ 315 $ 454 $ 486 $ 635
Ratios to Average Net Assets:
Net investment income (loss) (0.23)% 0.48% 1.12% 0.57% 0.33%
Net expenses 1.28% 1.25% 1.24% 1.24% 1.24%
Interest expense 0.04% 0.01% –% –% –%
Net expenses without interest
expense 1.24% 1.24% 1.24% 1.24% 1.24%
Gross expenses (b) 8.12% 6.78% 5.56% 5.53% 4.62%
PORTFOLIO TURNOVER RATE 0% 22% 1% 21% 60%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2021
Note 1. Organization
The MAI Managed Volatility Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”).
The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust
Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and
Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial
Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year.
Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of
Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation
Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2021
valuation could result in a different Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of August 31, 2021, for the Fund’s investments is included in the Fund’s Notes to Schedules of Investments and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment
transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.
The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of August 31, 2021, are disclosed in the
Fund’s Schedule of Call and Put Options Written.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2021
declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended
(“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.
The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – MAI Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The
Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. The
Trust has adopted a Rule 12b-1 plan under which the Fund pays the Distributor a fee up to 0.25%
of the average daily net assets of the Investor Class for distribution services and/or the servicing of shareholder accounts. Because the Investor Class pays distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial intermediaries that provide distribution and shareholder services with respect to Investor Class shares. In addition to paying fees under the Rule 12b-1 plan, the Fund may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents. If the Fund pays

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2021
shareholder service fees on an ongoing basis, over time these fees will increase the cost of your investment.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial
Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the
Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’
fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, acquired fund fees and expenses, dividends on short sales, brokerage costs, and extraordinary expenses ) to 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively , through at least January 1, 2022. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the year ended August 31, 2021, expenses waived were $171,305.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of August 31, 2021, $548,559 is subject to recapture by the adviser .
Note 5. Security Transactions
Investment transactions for the year ended August 31, 2021, excluding U.S. Government and Agency securities and short-term investments, were as follows:
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums received on purchased
Non-U.S. Government Obligations
Purchases Sales
$ 468,712 $ 1,967,034

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2021
and written options for the year ended August 31, 2021, for any derivative type that was held during the year is as follows:
The Fund’s use of derivatives during the year ended August 31, 2021 , was limited to purchased and written options.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of
August 31, 2021 :
Realized and unrealized gains and losses on derivatives contracts during the year ended August 31,
2021 by the Fund are recorded in the following locations on the Statement of Operations:
Purchased Options $ 558,839
Written Options (31,988,093)
Location: Equity Risk
Asset derivatives:
Investments, at value $ 170,710
Liability derivatives:
Call options written, at value $ (3,297,858)
Put options written, at value (207,875)
Total liability derivatives $ (3,505,733)
Location: Equity Risk
Net realized gain (loss) on:
Investments
Purchased options – Equity Risk $ (38,136)
Written options – Equity Risk 272,836
Total net realized gain $ 234,700
Net change in unrealized appreciation
(depreciation) on:
Investments
Purchased options – Equity Risk $ (132,374)
Written options – Equity Risk 953,414
Total net change in unrealized appreciation
(depreciation) $ 821,040

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2021
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at August 31, 2021 . These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of August 31, 2021, the cost of investments for federal income tax purposes is $129,894,130 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of August 31, 2021, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences related to wash sales, straddles, index options and equity return of capital.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended August 31, 2021. The following reclassifications were the result of dividend reclassifications and have no impact on the net assets of the Fund.
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial
Instruments
(Received)
Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Assets:
Over-the-counter derivatives** $ 170,710 $ – $ – $ 170,710
Liabilities:
Over-the-counter derivatives** (3,505,733) 3,505,733 – –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the
Statement of Assets and Liabilities
** Over-the-counter derivatives may consist of purchased and written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.
Gross Unrealized Appreciation
$ 47,095,692
Gross Unrealized Depreciation
(3,289,291)
Net Unrealized Appreciation
$ 43,806,401
2021 2020
Ordinary Income $ 68,916 $ 1,766,787
Long-Term Capital Gain – 429,594
$ 68,916 $ 2,196,381
Capital and Other Losses
$ (7,856,393)
Unrealized Appreciation
43,806,401
Total
$ 35,950,008
Paid-in-Capital $ (3)
Distributable Earnings 3

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2021
For tax purposes, the current year late year ordinary loss was $ 30,179 (realized during the period
January 1, 2021 through August 31, 2021). This loss will be recognized for tax purposes on the first business day of the Fund’s current fiscal year, September 1, 2021.
As of August 31, 2021, the Fund had $2,955,206 in short-term capital loss carryforwards and
$4,871,008 in long-term capital loss carryforwards to reduce the Fund’s taxable income arising from future net realized gains on investments. The capital loss carryforwards have no expiration date.
Note 8. Underlying Investments in Other Pooled Investment Vehicles
The performance of the Fund may be directly affected by the performance of the First American
Government Obligations Fund, Class X Shares. As of August 31, 2021, the percentage of net assets invested in the First American Government Obligations Fund, Class X Shares was 39.6%. The latest financial statements for the First American Government Obligations Fund, Class X Shares can be
found at www.sec.gov.
Note 9. Subsequent Events
In August 2021, the Adviser advised the Board of Trustees (“Board”) of the Trust that the Adviser had entered into a definitive agreement with Galway Insurance Holdings, LP (“Galway”) whereby
Galway would acquire a controlling interest in the Adviser (the “Transaction”). The Transaction is expected to cause the Adviser to experience a change of control, resulting in the automatic termination of the original investment advisory agreement between the Trust and the Adviser.
In anticipation of the change in control of the Adviser, and to provide for continuity of management, on
September 9, 2021, the Board approved the reappointment of the Adviser as the Fund’s investment adviser pursuant to an Interim Investment Advisory Agreement between the Trust, on behalf of the
Fund, and the Adviser (the “Interim Agreement”), effective upon the close of the Transaction. As required by the federal securities laws, the Interim Agreement includes an escrow arrangement that provides for a mechanism to hold the advisory fees earned by the Adviser in an interest-bearing escrow account, pending shareholder approval of a new investment advisory agreement between the
Trust, on behalf of the Fund, and the Adviser. If the shareholders approve a new investment advisory agreement, the amount in the escrow account (including interest earned) will be paid to the Adviser. The
Interim Agreement will remain in effect until the earlier of (i) 150 days from September 30, 2021 and
(ii) the date that the Fund’s shareholders approve a new investment advisory agreement for the Fund.
On September 9, 2021, the Board also approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Agreement”) and determined to submit the New Agreement to the Fund’s shareholders for their approval. The New Agreement will replace the Interim Agreement if the shareholders approve the New Agreement at the special meeting of shareholders scheduled to take place on or about December 3, 2021.
Additional information regarding the New Agreement is expected to be provided in connection with the solicitation of Fund shareholder approval of the New Agreement, including a proxy statement to be sent to shareholders of the Fund, as of September 30, 2021.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Forum Funds
and the Shareholders of MAI Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MAI Managed Volatility
Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedules of investments and call and put options written, as of August 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and
are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.
As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August
31, 2021 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2009.
Philadelphia, Pennsylvania
October 25 , 2021

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2021
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June
30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees, distribution (12b-
1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2021 through August 31, 2021.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2021
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 100.00% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00% for the qualified dividend rate (QDI) as defined in
Section 1(h)(11) of the Code. The Fund also designates 7.84% as qualified interest income exempt from U.S. tax for foreign shareholders (QII).
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional
Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 414-7884.
Beginning
Account Value
March 1, 2021
Ending
Account Value
August 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 1,077.16 $ 5.18 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.21 $ 5.04 0.99%
Investor Shares
Actual $ 1,000.00 $ 1,076.11 $ 6.49 1.24%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.95 $ 6.31 1.24%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2021
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex
Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings
LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in
Fund Complex
Overseen By
Trustee
Other
Directorships
Held By
Trustee
During Past
Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since
2011 and
Chairman
since 2018
Director, Blue Sky Experience
(a charitable endeavor) since
2008; Senior Vice President
& General Counsel, American
Century Companies (an
investment management firm)
1998-2008.
1 Trustee, Forum
Funds II and
U.S. Global In-
vestors Funds
Mark D. Moyer
Born: 1959
Trustee;
Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer,
Freedom House (a NGO
advocating political freedom
and democracy) since 2017;
independent consultant
providing interim CFO services,
principally to non-profit
organizations, 2011-2017.
1 Trustee, Forum
Funds II and
U.S. Global In-
vestors Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global
Advisors (a registered
investment adviser), 1996-
2010.
1 Trustee, Forum
Funds II and
U.S. Global In-
vestors Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services
since 2019; Senior Vice
President, Atlantic Fund
Services 2008-2019.
1 Trustee, Forum
Funds II and
U.S. Global In-
vestors Funds

MAI Managed Volatility Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2021
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal
Executive Officer
Since 2015 Director, Apex Fund Services since
2019. Senior Vice President, Atlantic
Fund Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal
Financial Officer
Since 2008 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services
2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services
since 2019; Counsel, Atlantic Fund
Services 2014-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services
2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since
2019; Manager, Atlantic Fund
Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since
2019; Manager, Atlantic Fund
Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since
2019; Manager, Atlantic Fund
Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer
and Vice President
Chief Compliance
Officer 2008-2016 and
2021-current; Vice
President since 2008
Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services
2008-2019.

MAI Managed Volatility Fund
Investor Class
(DIVPX)
Institutional Class
(MAIPX)
INVESTMENT ADVISER
MAI Capital Management, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of
the shareholders of the Fund. It is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus, which
includes information regarding the Fund’s risks,
objectives, fees and expenses, experience of its
management and other information.
244-ANR-0821

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $15,000 in 2020 and $15,000 in 2021.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2020 and $0 in 2021.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2020 and $3,000  in 2021. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2020 and $0 in 2021.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2020 and $0 in 2021. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	October 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	October 28, 2021

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	October 28, 2021